Related Party Balances and Transactions (Details 1) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018
Related Party Transaction [Line Items]
Revenues	$ 14,592	$ 21,542
Expenses:
Cost of revenues	3,991	5,767
Operating expenses:
Research and development, net	9,222	7,496
Sales and marketing, net	5,063	6,324
General and administrative	1,647	1,990
Related Party [Member]
Related Party Transaction [Line Items]
Revenues		7,958
Expenses:
Cost of revenues	97	58
Operating expenses:
Research and development, net	421	241
Sales and marketing, net	72	131
General and administrative	89	115
Capital expenses	$ 7	$ 40